Non-interest income	12 Months Ended
Sep. 30, 2022
Non-interest income
Non-interest income

Note 4. Non-interest income

Accounting policy

Non-interest income includes net fee income, net wealth management and insurance income, trading income and other income.

Net fee income

When another party is involved in providing goods or services to a Group customer, the Group assesses whether the nature of the arrangement with its customer is as a principal provider or an agent of another party. Where the Group is acting as an agent for another party, the income earned by the Group is the net consideration received (i.e. the gross amount received from the customer less amounts paid to a third party provider). As an agent, the net consideration represents fee income for facilitating the transaction between the customer and the third party provider with primary responsibility for fulfilling the contract.

Fee income

Fee income is recognised when the performance obligation is satisfied by transferring the promised good or service to the customer. Fee income includes facility fees, transaction fees and other non-risk fee income.

Facility fees include certain line fees, annual credit card fees and fees for providing customer bank accounts. They are recognised over the term of the facility/period of service on a straight-line basis.

Transaction fees are earned for facilitating banking transactions such as FX fees, telegraphic transfers and issuing bank cheques. Fees for these one-off transactions are recognised once the transaction has been completed. Transaction fees are also recognised for credit card transactions including interchange fees net of scheme charges. These are recognised once the transaction has been completed, however, a component of interchange fees received is deferred as unearned income as the Group has a future service obligation to customers under the Group’s credit card reward programs.

Other non-risk fee income includes advisory and underwriting fees which are recognised when the related service is completed.

Income which forms an integral part of the effective interest rate of a financial instrument is recognised using the effective interest method and recorded in interest income (for example, loan origination fees).

Fee expenses

Fee expenses include incremental external costs that vary directly with the provision of goods or services to customers. An incremental cost is one that would not have been incurred if a specific good or service had not been provided to a specific customer. Fee expenses which form an integral part of the effective interest rate of a financial instrument are recognised using the effective interest method and recorded in net interest income. Fee expenses include the costs associated with credit card loyalty programs which are recognised as an expense when the services are provided on the redemption of points as well as merchant transaction costs.

Net wealth management and insurance income

Net wealth management income

Wealth management fees earned for the ongoing management of customer funds and investments are recognised when the performance obligation is satisfied which is over the period of management.

Insurance premium income

Insurance premium income includes premiums earned for life insurance, life investment, loan mortgage insurance and general insurance products:

●
life insurance premiums with a regular due date are recognised as revenue on an accrual basis;
●
life investment premiums include a management fee component which is recognised as income over the period the service is provided. The deposit components of life insurance and investment contracts are not revenue and are treated as movements in life insurance liabilities;
●
general insurance premium comprises amounts charged to policyholders, excluding taxes, and is recognised based on the likely pattern in which the insured risk is likely to emerge. The portion not yet earned based on the pattern assessment is recognised as unearned premium liability.

Note 4. Non-interest income (continued)

Accounting policy (continued)

Insurance claims expense

●
life and general insurance contract claims are recognised as an expense when the liability is established;
●
claims incurred in respect of life investment contracts represent withdrawals and are recognised as a reduction in life insurance liabilities.

Changes in life insurance liabilities

Changes in life insurance liabilities includes the change in the value of life insurance contract liabilities calculated using the margin on services methodology (MoS), specified in the Prudential Standard LPS 340 Valuation of Policy Liabilities.

Regulation, competition, interest rates, taxes, securities market conditions and general economic conditions also affect the estimation of life insurance liabilities.

Trading income

●
realised and unrealised gains or losses from changes in the fair value of trading assets, liabilities and derivatives are recognised in the period in which they arise (except day one profits or losses which are deferred, refer to Note 23);
●
net income related to Treasury’s interest rate and liquidity management activities is included in net interest income.

Other income - dividend income

●
dividends on quoted shares are recognised on the ex-dividend date;
●
dividends on unquoted shares are recognised when the Company’s right to receive payment is established.

Note 4. Non-interest income[1] (continued)

	Consolidated			Parent Entity
$m	2022	2021	2020	2022	2021
Net fee income
Facility fees	686	717	731	644	671
Transaction fees	1,132	993	1,021	940	851
Other non-risk fee income	122	-	48	116	(123)
Fee income	1,940	1,710	1,800	1,700	1,399
Credit card loyalty programs	(126)	(101)	(102)	(94)	(71)
Transaction fee related expenses	(143)	(127)	(106)	(115)	(104)
Fee expenses	(269)	(228)	(208)	(209)	(175)
Net fee income	1,671	1,482	1,592	1,491	1,224

Net wealth management and insurance income
Net wealth management income	726	657	631	-	-
Life insurance premium income	834	1,077	1,297	-	-
General insurance and lenders mortgage insurance (LMI) net premium earned	-	387	499	-	-
Life insurance investment and other income[2]	(141)	59	64	-	-
General insurance and LMI investment and other income	-	76	42	-	-
Total insurance premium, investment and other income	693	1,599	1,902	-	-
Life insurance claims, changes in life insurance liabilities and other expenses	(611)	(767)	(1,284)	-	-
General insurance and LMI claims and other expenses	-	(278)	(498)	-	-
Total insurance claims, changes in life insurance liabilities and other expenses	(611)	(1,045)	(1,782)	-	-
Net wealth management and insurance income	808	1,211	751	-	-

Trading income	664	719	895	601	661

Other income
Dividends received from subsidiaries[3]	-	-	-	6,632	1,184
Transactions with subsidiaries[4]	-	-	-	771	704
Dividends received from other entities	4	4	1	2	2
Net gain/(loss) on sale/derecognition of associates	25	43	316	12	(11)
Net gain/(loss) on disposal of assets	(3)	7	11	(4)	-
Net gain/(loss) on hedging of overseas operations	-	(8)	-	206	(150)
Net gain/(loss) on derivatives held for risk management purposes[5]	9	4	4	9	4
Net gain/(loss) on financial instruments measured at fair value	12	655	(78)	15	118
Net gain/(loss) on disposal of controlled entities and other businesses[6]	(823)	188	-	170	-
Rental income on operating leases	16	41	54	10	21
Share of associates’ net profit/(loss)	(7)	(6)	(23)	-	(2)
Other	69	24	(36)	67	169
Total other income[4]	(698)	952	249	7,890	2,039
Total non-interest income[4]	2,445	4,364	3,487	9,982	3,924

1.

Non-interest income included items relating to compliance, regulation and remediation costs recognised as a reduction in non-risk fee income, net wealth management income and other income of $64 million (2021: $320 million, 2020: $225 million) for the Group, and $24 million (2021: $278 million) for the Parent Entity. Refer to Note 26 for further details.

2.	Includes policyholder tax recoveries.
3.

During the year, Westpac Overseas Holdings No.2 Proprietary Limited (WOH2PL), a wholly-owned subsidiary, paid a dividend of $5,040 million to the Parent Entity which was reinvested into additional WOH2PL ordinary shares. Refer to Note 36 for further details.

4.	Parent Entity comparative has been restated due to a change in accounting policy. Refer to Note 1(a)(iii) for further details.
5.	Income from derivatives held for risk management purposes reflects the impact of economic hedges of earnings.
6.

2022 included $1,112 million loss on sale of Australian life insurance business, partly offset by the $170 million gain on sale of auto finance and $119 million gain on sale of NZ life insurance. Refer to Note 38 for further details.

Deferred income in relation to the credit card loyalty programs for the Group was $330 million as at 30 September 2022 (2021: $362 million, 2020: $361 million) and $36 million for the Parent Entity (2021: $35 million). This will be recognised as fee income as the credit card reward points are redeemed.

There were no other material contract assets or contract liabilities for the Group or the Parent Entity.